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Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
MAC A0102-120
San Francisco, CA 94105

February 21, 2020

Writer’s Direct Dial Number

(617) 377-7059

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Wells Fargo Master Trust

Registration No. 811-09689

Dear Ladies/Gentlemen:

In connection with the registration of Wells Fargo Master Trust (the “Trust”) as an investment company under the Investment Company Act of 1940 (the “1940 Act”), we are transmitting for filing on EDGAR, pursuant to Rule 8b-11 of the 1940 Act, the Trust’s Amendment No. 109 to its Registration Statement on Form N-1A.

This Amendment No. 109 to the Registration Statement of the Trust is being filed for the series of the Trust listed in Appendix A in order to register one new series, Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio, to make changes to the names, investment objectives, principal investment strategies and principal investment risks of four series, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, and Wells Fargo Factor Enhanced Small Cap Portfolio, and to make certain non-material changes to the Registration Statement.

Beneficial interests in the Trust are not being registered under the Securities Act of 1933 (the “1933 Act”) because such interests will be issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the 1933 Act.

Thank you for your attention to this matter. If you have any questions or comments, please do not hesitate to contact the undersigned at the number set forth above.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle

Senior Counsel

Appendix A

Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Wells Fargo Emerging Markets Bond Portfolio
Wells Fargo Factor Enhanced Emerging Markets Portfolio
Wells Fargo Factor Enhanced International Portfolio
Wells Fargo Factor Enhanced Large Cap Portfolio
Wells Fargo Factor Enhanced U.S. Low Volatility Equity Portfolio
Wells Fargo Factor Enhanced Small Cap Portfolio
Wells Fargo High Yield Corporate Bond Portfolio
Wells Fargo International Government Bond Portfolio
Wells Fargo Investment Grade Corporate Bond Portfolio
Wells Fargo Strategic Retirement Bond Portfolio
Wells Fargo U.S. REIT Portfolio